Principal accounting policies - Derivative financial instrument (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) DerivativeFinancialInstrument	Dec. 31, 2020 USD ($) DerivativeFinancialInstrument
Accounting Policies [Abstract]
Fair value losses recognized | $	$ 11,466	$ 11,466
Derivative financial instrument | DerivativeFinancialInstrument	0	0